Note 6 - Leases - Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2024 (remaining nine months)	$ 1,852
2024	2,484	$ 2,474
2025	2,559	2,484
2026	2,636	2,559
2027	2,716	2,636
Thereafter	8,400
Total lease payments	20,647	21,269
Less amount to discount to present value	(3,771)	(3,996)
Present value of lease liabilities	$ 16,876	$ 17,273	$ 19,136